UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21180

          BlackRock Florida Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock Florida Insured Municipal Income Trust (BAF)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—153.4%
		Florida—146.0%
		Brd. of Ed.,
AAA	$ 8,640	Sch. Imvpts. Misc. RB, Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	$9,228,211
AAA	9,000	Sch. Impvts. Misc. Tax GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	9,553,140
AAA	8,695	City of Gainesville, Mult. Util. Impvts. RB, Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	9,252,871
AAA	2,865	City of Jacksonville, Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	3,006,560
		City of Palm Bay, Wtr. Util. Impvts. Wtr. RB,
AAA	4,015	Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,491,211
AAA	5,570	Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,821,557
AAA	500	City of Tampa, Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	512,090
		Cnty. of Miami-Dade,
AAA	10,000	Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/39, MBIA	10/15 @ 28.762	1,933,200
AAA	10,000	Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/40, MBIA	10/15 @ 27.307	1,835,000
AAA	26,935	Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	7,132,927
		Cnty. of Orange,
AAA	7,975	Sales Tax RB, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,490,584
AAA	9,250	Recreational Fac. Impvts. Misc. RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,790,662
AAA	9,500	Cnty. of Pinellas, Swr. Impvts. RB, 5.00%, 10/01/32, FSA	10/13 @ 100	10,109,520
AAA	5,000	Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/29, FGIC	10/13 @ 100	5,320,800
AAA	2,945	Cnty. of Sarasota, Wtr. RB, Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,171,264
NR	3,830	Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	05/13 @ 101	4,153,444
AAA	7,000	Fuel Sales Tax GO, 5.00%, 7/01/27, FSA	07/12 @ 101	7,434,840
A+	8,500[3]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth.
		Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	9,485,745
AAA	7,580	Hillsborough Cnty. Sch. Brd., Lease Renewal COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,853,714
		Jacksonville, Pub. Impvts. Sales Tax RB,
AAA	9,500	5.00%, 10/01/27, MBIA	10/13 @ 100	10,109,520
AAA	9,500	5.00%, 10/01/31, MBIA	10/11 @ 100	9,892,255
AAA	8,000	Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,403,840
AAA	2,000	JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	2,049,460
AAA	1,480	Julington Creek Plantation Cmnty. Dev. Dist. SA, 5.00%, 5/01/29, MBIA	05/12 @ 101	1,559,594
AAA	9,000	Lake Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,478,980
AAA	2,000	Orange Cnty. Sch. Brd. COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,095,280
AAA	4,000	Osceola Cnty. Sch. Brd., Sch. Impvts. Lease Appropriation COP, Ser. A, 5.25%, 6/01/27,
		AMBAC	06/12 @ 101	4,291,280
AAA	9,200	Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,628,812
AA-	5,000[3]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Baycare Hlth. Sys. Inc.
		Proj., 5.50%, 5/15/13	N/A	5,521,800
AAA	825[3]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	N/A	881,323
		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Appropriation COP,
AAA	490	5.00%, 10/01/31, AMBAC	10/16 @ 100	527,431
AAA	950	5.00%, 10/01/36, AMBAC	10/16 @ 100	1,020,177
AAA	3,500[3]	St. Petersburg, Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.00%, 10/01/09, FSA	N/A	3,672,130
AAA	1,000	Tohopekaliga Wtr. Auth., Wtr. Impvts. Wtr.RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,066,640
NR4	3,815	Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	4,153,543
AAA	10,000	Vlg. Ctr. Cmnty. Dev. Dist. Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	10,625,300
				196,554,705
		Puerto Rico—7.4%
BBB	9,405	Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	9,921,146
		Total Long-Term Investments (cost $194,845,514)		206,475,851

1

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)
(Percentage of Net Assets)

Shares
(000)	Description	Value
	MONEY MARKET FUND—2.4%
3,250	AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $3,250,000)	$3,250,000
	Total Investments —155.8% (cost $198,095,5145)	$209,725,851
	Other assets in excess of liabilities —0.7%	951,214
	Preferred shares at redemption value, including dividends payable —(56.5)%	(76,021,862)
	Net Assets Applicable to Common Shareholders—100%	$134,655,203

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is deemed to be of investment grade quality by the investment advisor.

[5]	Cost for federal income tax purposes is $198,095,436. The net unrealized appreciation on a tax basis is $11,630,415, consisting of $11,630,415 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.6% of the Trust's managed assets.

AMBAC	—	17.5%
FGIC	—	9.8%
FSA	—	24.4%
MBIA	—	31.5%
Other	—	2.4%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assessment

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Florida Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007